Supplement No. 2 dated December 26, 1995
               (Supplanting Supplement No. 1 dated July 17, 1995)
                                       to
                       Prospectus dated February 1, 1995
                                      for
                  STATE STREET RESEARCH GOVERNMENT INCOME FUND
               a series of MetLife - State Street Financial Trust


Investment and Other Policy Changes

The following policy changes apply to the Fund:

1. Reclassification of certain investment policies from fundamental policies to nonfundamental policies to provide greater investment flexibility as to:

a. investments in securities of companies with less than three (3) years' continuous operations (broadening the ability of the Fund to invest in securities of such issuers by excluding certain securities from this nonfundamental investment restriction);

b. investments in illiquid securities (investments of up to 15% of the Fund's net assets in illiquid securities would be permissible).

2. Amendment of the fundamental policy regarding investing in commodities and commodity contracts to provide greater investment flexibility (investments of up to 10% of net assets in physical commodities would be permissible and investments in financial instruments such as options, futures, etc. would not be deemed investments in commodities and commodity contracts).

3. Amendment of the fundamental policy regarding securities lending to provide greater investment flexibility (lending of portfolio securities up to a maximum value of 33-1/3% of the Fund's total assets would be permissible).

4. Amendment of the fundamental policy regarding diversification of investments to provide greater investment flexibility (diversification limitations of not more than 5% of the Fund's assets invested in any one non-governmental issuer and not investing in more than 10% of the voting securities of an issuer, would apply to only 75% of the Fund's total assets).

5. Amendment of the Master Trust Agreement to permit the Trustees of the Trust to reorganize, merge or liquidate the Fund without prior shareholder approval.

6. Amendment of the Master Trust Agreement to eliminate the specified time permitted between the record date and any shareholders meeting.

The above policy changes will be effective upon, and subject to, shareholder approval at a meeting scheduled for February, 1996, or any adjournment thereof. For more detailed information about the changes, obtain a copy of the related Proxy Statement by calling Shareholder Services at 1-800-562-0032.

Minimum Investment

The section under the caption "Purchase of Shares--Minimum Investment" at page 10 of the Prospectus is revised in its entirety as follows:
                          "Class of Shares
                   -------------------------------
                     A        B      C       D
                    -----    -----    --   -------
Minimum Initial Investment
 By Wire          $5,000   $5,000    (a)   $5,000
 IRAs             $2,000   $2,000    (a)   $2,000
 By
  Investamatic    $1,000   $1,000    (a)   $1,000
 All other        $2,500   $2,500    (a)   $2,500
Minimum Subsequent Investment
 By Wire          $5,000   $5,000    (a)   $5,000
 IRAs             $   50   $   50    (a)   $   50
 By
  Investamatic    $   50   $   50    (a)   $   50
 All other        $   50   $   50    (a)   $   50
(a) Special conditions apply; contact the Distributor.

  The Fund reserves the right to vary the minimums for initial or subsequent investments from time to time as in the case of, for example, exchanges and investments under various retirement and employee benefit plans, sponsored arrangements involving group solicitations of the members of an organization, or other investment plans such as for reinvestment of dividends and distributions or for periodic investments (e.g., Investamatic Check Program)."

Other Programs

Immediately after the first sentence of the first paragraph under the caption "Purchase of Shares--Class A Shares--Initial Sales Charges--Other Programs" at page 13 of the Prospectus, the following is added:

"Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor, in the event the Distributor determines to implement such arrangements."

Additional Information

Under the caption "Redemption of Shares--Additional Information" at page 18 of the Prospectus, the first paragraph is revised in its entirety as follows:

"Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntary redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account."

Investment Plans

The first paragraph under the caption "Shareholder Services--Investment Plans" at page 21 of the Prospectus is revised in its entirety to read as follows:


"The Investamatic Check Program is available to Class A, Class B and Class D shareholders. Under this Program, shareholders may make regular investments by authorizing withdrawals from their bank accounts each month or quarter on the Application available from Shareholder Services."


CONTROL NUMBER: 2885-951221(0197)SSR-LD                      GI-393E-1295IBS

                   Supplement No. 3 dated December 26, 1995
              (Supplanting Supplement No. 2 dated July 17, 1995)
                                      to
                      Prospectus dated February 1, 1995
                                     for
           STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
             STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
            STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
               SERIES OF METLIFE - STATE STREET FINANCIAL TRUST

Share Classes Available

Shares of the Funds are available as set forth below:

Class A for Strategic Portfolios: Conservative and Strategic Portfolios:
Aggressive: Prior approval must be obtained from the Distributor before Class A shares are offered to anyone. Subject to such advance approval, Class A shares are only currently available in certain designated states for investments of $1,000,000 or more. Class A shares are not currently available for acquisition through exchanges from another fund. Contact the Distributor for details.

Class A for Strategic Portfolios: Moderate: Class A shares are not currently offered.

Class B: Class B shares of all three Funds are not currently offered.

CLASS C: CLASS C SHARES OF ALL THREE FUNDS ARE CURRENTLY OFFERED AND AVAILABLE FOR INVESTMENT BY CERTAIN EMPLOYEE BENEFIT PLANS AND LARGE INSTITUTIONS.

Class D: Class D shares of all three Funds are not currently offered.

Investment and Other Policy Changes

The following policy changes apply to the Funds:

1. Amendment of the fundamental policy regarding diversification of investments to provide greater investment flexibility (diversification limitation to not invest in more than 10% of the voting securities of an issuer, would apply to only 75% of the Fund's total assets).

2. Amendment of the Master Trust Agreement to permit the Trustees of the Trust to reorganize, merge or liquidate a Fund without prior shareholder approval.

3. Amendment of the Master Trust Agreement to eliminate the specified time permitted between the record date and any shareholders meeting.

The above policy changes will be effective upon, and subject to, shareholder approval at a meeting scheduled for February, 1996, or any adjournment thereof. For more detailed information about the changes, obtain a copy of the related Proxy Statement by calling Shareholder Services at 1-800-562-0032.

Minimum Investment

The section under the caption "Purchase of Shares--Minimum Investment" at page 15 of the Prospectus is revised in its entirety as follows:

                                "Class of Shares
                        -------------------------------
                          A        B      C        D
Minimum Initial Investment
 By Wire                $5,000   $5,000   (a)    $5,000
 IRAs                   $2,000   $2,000   (a)    $2,000
 By Investamatic        $1,000   $1,000   (a)    $1,000
 All other              $2,500   $2,500   (a)    $2,500
Minimum Subsequent Investment
 By Wire                $5,000   $5,000   (a)    $5,000
 IRAs                   $   50   $   50   (a)    $   50
 By Investamatic        $   50   $   50   (a)    $   50
 All other              $   50   $   50   (a)    $   50

(a) Special conditions apply; contact the Distributor.

  Each Fund reserves the right to vary the minimums for initial or subsequent investments from time to time as in the case of, for example, exchanges and investments under various retirement and employee benefit plans, sponsored arrangements involving group solicitations of the members of an organization, or other investment plans such as for reinvestment of dividends and distributions or for periodic investments (e.g., Investamatic Check Program)."

Other Programs

Immediately after the first sentence of the first paragraph under the caption "Purchase of Shares--Class A Shares--Initial Sales Charges--Other Programs" at page 18 of the Prospectus, the following is added:

"Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor, in the event the Distributor determines to implement such arrangements."

Additional Information

Under the caption "Redemption of Shares--Additional Information" at page 23 of the Prospectus, the first paragraph is revised in its entirety as follows:

"Because of the relatively high cost of maintaining small shareholder accounts, each Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntary redemptions will be subject to applicable sales charges, if any. Each Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by a Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in a Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account."

Investment Plans

The first paragraph under the caption "Shareholder Services--Investment Plans" at page 25 of the Prospectus is revised in its entirety to read as follows:

The Investamatic Check Program is available to Class A, Class B and Class D shareholders. Under this Program, shareholders may make regular investments by authorizing withdrawals from their bank accounts each month or quarter on the Application available from Shareholder Services."

CONTROL NUMBER: 2882-951221(0197)SSR-LD                     SP-394E-1295IBS

                                      2